Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Oct. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Core structural borrowings of shareholder-financed operations
Borrowings
Borrowings per consolidated statement of financial position					£ 6,280			£ 6,798
Holding company total
Borrowings
Borrowings per consolidated statement of financial position					5,821			6,321
Subordinated debt total
Borrowings
Borrowings per consolidated statement of financial position					5,272			5,772
Perpetual Subordinated Capital Securities
Borrowings
Borrowings per consolidated statement of financial position					£ 3,140			3,644
Perpetual Subordinated Capital Securities | Net investment hedge
Borrowings
Face amount | $				$ 4,275			$ 4,525
US$1,000m 6.5% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 809
Face amount | $				$ 1,000			$ 1,000
Interest rate (as a percent)			6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Repayment of borrowings | $	$ 1,000
US$250m 6.75% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position					£ 185			£ 202
Face amount | $				$ 250			$ 250
Interest rate (as a percent)			6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
US$300m 6.5% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position					£ 222			£ 243
Face amount | $				$ 300			$ 300
Interest rate (as a percent)			6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
US$700m 5.25% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 517			£ 565
Face amount | $				$ 700			$ 700
Interest rate (as a percent)			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$550m 7.75% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position					£ 407			£ 445
Face amount | $				$ 550			$ 550
Interest rate (as a percent)			7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
US$1,000m 5.25% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 731			£ 800
Face amount | $				$ 1,000			$ 1,000
Interest rate (as a percent)			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$725m 4.375% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 530			£ 580
Face amount | $				$ 725			$ 725
Interest rate (as a percent)			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
US$750m 4.875% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 548
Face amount | $				$ 750			$ 750
Interest rate (as a percent)			4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
Proceeds, net of costs		£ 565
Subordinated Notes
Borrowings
Borrowings per consolidated statement of financial position					£ 2,132			£ 2,128
20m Medium Term Notes 2023 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 18			17
Face amount | €			€ 20			€ 20
Adjustment to interest rate basis (as a percent)			1.20%	1.20%	1.20%
Term of Euro Constant Maturity Swap			20 years
Interest rate cap (as a percent)			6.50%	6.50%	6.50%
Borrowing swapped into					£ 14
435m 6.125% Notes 2031 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					430			430
Face amount					£ 435			£ 435
Interest rate (as a percent)			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
400m 11.375% Notes 2039 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 397			£ 395
Face amount					£ 400			£ 400
Interest rate (as a percent)			11.375%	11.375%	11.375%	11.375%	11.375%	11.375%
600m 5% Notes 2055 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 591			£ 590
Face amount					£ 600			£ 600
Interest rate (as a percent)			5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
700m 5.7% Notes 2063 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position					£ 696			£ 696
Face amount					£ 700			£ 700
Interest rate (as a percent)			5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings per consolidated statement of financial position					£ 300			£ 300
Face amount					£ 300			£ 300
Interest rate (as a percent)			6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings per consolidated statement of financial position					£ 249			£ 249
Face amount					£ 250			£ 250
Interest rate (as a percent)			5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Prudential Capital Bank Loan
Borrowings
Borrowings per consolidated statement of financial position					£ 275			£ 275
Face amount					£ 275
Interest rate basis			12 month GBP LIBOR
Adjustment to interest rate basis (as a percent)			0.33%	0.33%	0.33%
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings per consolidated statement of financial position					£ 184			202
Face amount					£ 250			£ 250
Interest rate (as a percent)			8.15%	8.15%	8.15%	8.15%	8.15%	8.15%